CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - Jun. 30, 2015 - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive loss [Member]	Foreign currency translation adjustments [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income (loss) [Member]	Noncontrolling interest [Member]
BALANCE at Dec. 31, 2014	$ 195,561	$ 235,117	$ 1,137,946	$ 60,704	$ 50,017	$ (376)	$ (25,350)	$ (1,244,007)	$ (9,072)		$ (9,418)
BALANCE, SHARES at Dec. 31, 2014		58,120
Conversion of debentures and exercise of warrants into share capital	172,356	$ 65,744	106,612
Conversion of debentures and exercise of warrants into share capital, shares		17,364
Exercise of options	$ 1,257	$ 537	720
Exercise of options, shares		143
Capital notes converted into share capital		$ 5,751	6,400	(12,151)
Capital notes converted into share capital, shares		1,500
Employee stock-based compensation	$ 3,253				3,253
Other comprehensive loss:
Loss for the period	(67,200)							(65,277)		$ (65,277)	(1,923)
Foreign currency translation adjustments	(4,338)						(1,929)			(1,929)	(2,409)
Change in employees plan assets and benefit obligations, net of taxes	(600)					(600)				(600)
Comprehensive loss	(67,806)									$ (67,806)
BALANCE at Jun. 30, 2015	$ 300,289	$ 307,149	$ 1,251,678	$ 48,553	$ 53,270	$ (976)	$ (27,279)	$ (1,309,284)	$ (9,072)		$ (13,750)
BALANCE, SHARES at Jun. 30, 2015		77,127
Other comprehensive loss:
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF JUNE 30, 2015		77,041
Ordinary shares, authorized		150,000